PROSPECTUS SUPPLEMENT -- NOVEMBER 26, 2002*

American Express Cash Reserve Certificate (May 1, 2002) S-6005 T

Effective immediately, the following information modifies that found in the prospectus at page 5p regarding rates for new purchases:

Investment amount       Rate for new purchase
----------------------- --------------------------------------------------------
Less than $10,000       Within a range of 175 basis points (1.75%) below to 75
                        basis points (0.75%) below the rate published for a U.S.
                        90 day Treasury Bill
----------------------- --------------------------------------------------------

(Note: All other text on page 5p remains unchanged)

The first sentence of the third paragraph in "Promotions and Pricing Flexibility" at page 6p is revised as follows:

For accounts of less than $10,000 the rate will be 150 basis points (1.50%) below to 50 basis points (0.50%) below the rate published for a U.S. 90 day Treasury Bill.

(Note: All other text on page 6p remains unchanged)






S-6005-2 A (11/02)

*Valid until next prospectus update

Destroy April 23, 2003